As filed with the U.S. Securities and Exchange Commission on December 27, 2017

Securities Act File No. 333-162441

Investment Company Act File No. 811-22338

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 162	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 163	☒

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

100 International Drive

Baltimore, Maryland 21202

(Address of principal executive offices)

Registrant’s telephone number, including area code: (410) 539-0000

Name and address of agent for service:	Copy to:

ROBERT I. FRENKEL Legg Mason & Co., LLC 100 First Stamford Place Stamford, Connecticut 06902	TOBY R. SERKIN, ESQ. Morgan, Lewis & Bockius LLP One Federal Street Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 10, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 162 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate January 10, 2018 as the new effective date for Post-Effective Amendment No. 159 filed pursuant to Rule 485(a) under the Securities Act on October 16, 2017. This Amendment relates solely to the Delaying amendment for Martin Currie SMASh Series EM Fund (the “Fund”), a series of Legg Mason Global Asset Management Trust (the “Registrant”). This Amendment does not supersede or amend any disclosure in the Registrant‘s registration statement relating to any other series of the Registrant.

Legg Mason Global Asset Management Trust

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

Contents of Registration Statement

Part A – Prospectus

The Prospectus of the Fund is incorporated by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on October 16, 2017 (“PEA 159”).

Part B - Statement of Additional Information

The Statement of Additional Information of the Fund is incorporated by reference to PEA 159.

Part C - Other Information

Signatures

Power of Attorney

Exhibits

This registration statement does not affect the registration of any series or any class of a series of the Registrant not included herein.

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a) (1) Certificate of Trust is incorporated herein by reference to the Registrant’s initial Registration Statement on Form N-8A as filed with the Securities and Exchange Commission (the “SEC”) on October 13, 2009.

(2) Amended and Restated Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 13, 2011 (“Post-Effective Amendment No. 25”).

(3) Amended Schedules A and B to the Amended and Restated Declaration of Trust are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 30, 2017.

(b) Bylaws, as amended and restated are incorporated herein by reference to Post-Effective Amendment No. 25.

(c) Instruments defining rights of security holders with respect to Legg Mason Global Asset Management Trust are contained in the Amended and Restated Declaration of Trust and Bylaws, as amended and restated, which are incorporated by reference to Exhibits (a) and (b) of Item 28 of Part C herein.

(d) (1) Management Agreement – Legg Mason BW International Opportunities Bond Fund is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 1, 2009 (“Pre-Effective Amendment No. 1”).

(2) Subadvisory Agreement – Legg Mason BW International Opportunities Bond Fund is incorporated herein by reference to Pre-Effective Amendment No. 1.

(3) Management Agreement – QS Strategic Real Return Fund is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 26, 2010.

(4) Advisory Agreement – QS Strategic Real Return Fund is incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 20, 2016 (“Post-Effective Amendment No. 127”).

(5) Subadvisory Agreement with QS Investors, LLC – QS Strategic Real Return Fund is incorporated herein by reference to Post-Effective Amendment No. 127.

(6) Subadvisory Agreement with ClearBridge Advisors, LLC – QS Strategic Real Return Fund is incorporated herein by reference to Post-Effective Amendment No. 127.

(7) Subadvisory Agreement with Western Asset Management Company – QS Strategic Real Return Fund is incorporated herein by reference to Post-Effective Amendment No. 127.

(8) Subadvisory Agreement with Western Asset Management Company Limited in London – QS Strategic Real Return Fund is incorporated herein by reference to Post-Effective Amendment No. 127.

(9) Subadvisory Agreement with Western Asset Management Company Ltd. in Japan – QS Strategic Real Return Fund is incorporated herein by reference to Post-Effective Amendment No. 127.

(10) Management Agreement – Legg Mason BW Diversified Large Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on August 20, 2010 (“Post-Effective Amendment No. 9”).

(11) Subadvisory Agreement – Legg Mason BW Diversified Large Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 9.

(12) Management Agreement – Legg Mason BW Absolute Return Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 25, 2011 (“Post-Effective Amendment No. 13”).

(13) Subadvisory Agreement – Legg Mason BW Absolute Return Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 13.

(14) Investment Advisory and Management Agreement – ClearBridge International Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090 on Form N-1A as filed with the SEC on March 18, 2002 (“LMCMGT Post-Effective Amendment No. 12”).

(15) Sub-Administration Agreement – ClearBridge International Growth Fund is incorporated herein by reference to LMCMGT Post-Effective Amendment No. 12.

(16) Investment Advisory and Management Agreement – ClearBridge Small Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Global Capital Management Special Investment Trust, SEC File No. 33-1271 on Form N-1A as filed with the SEC on May 10, 2001.

(17) Sub-Administration Agreement – ClearBridge Small Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271 on Form N-1A as filed with the SEC on July 2, 2001.

(18) Investment Advisory and Management Agreement – ClearBridge Value Trust is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766 on Form N-1A as filed with the SEC on May 10, 2001, and the Amended Appendix A to the Investment Advisory and Management Agreement is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766 on Form N-1A as filed with the SEC on July 27, 2007 (“LMCMVT Post-Effective Amendment No. 42”).

(19) Sub-Administration Agreement – ClearBridge Value Trust is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766 on Form N-1A as filed with the SEC on July 2, 2001.

(20) The form of Inter-Affiliate Transfer Agreement (Legg Mason Funds Management, Inc. (“LMFM”) to Legg Mason Capital Management (“LMCM”)) for ClearBridge International Growth Fund is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Growth Trust, Inc. which is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090 on Form N-1A as filed with the SEC on April 27, 2006.

(21) The form of Inter-Affiliate Transfer Agreement (LMFM to LMCM) for ClearBridge Small Cap Fund is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Special Investment Trust, Inc. which is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271 on Form N-1A as filed with the SEC on July 29, 2005.

(22) The form of Inter-Affiliate Transfer Agreement (LMFM to LMCM) for ClearBridge Value Trust is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Value Trust, Inc. which is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766 on Form N-1A as filed with the SEC on July 29, 2005.

(23) The form of Inter-Affiliate Transfer Agreement (Legg Mason Fund Adviser, Inc. (“LMFA”) to Legg Mason Partners Fund Advisor, LLC (“LMPFA”)) for ClearBridge International Growth Fund, ClearBridge Small Cap Fund, and ClearBridge Value Trust is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Growth Trust, Inc., Legg Mason Capital Management Special Investment Trust, Inc., and Legg Mason Capital Management Value Trust, Inc., which is incorporated herein by reference to Post-Effective Amendment No. 48 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766 on Form N-1A as filed with the SEC on February 26, 2010.

(24) Management Agreement for QS International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 127.

(25) Investment Advisory Agreement for QS International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 127.

(26) Management Agreement for QS U.S. Small Capitalization Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 127.

(27) Investment Advisory Agreement for QS U.S. Small Capitalization Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 127.

(28) The form of Investment Advisory and Management Agreement for Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason BW Global Opportunities Bond Fund, which is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423 on Form N-1A as filed with the SEC on June 26, 2009.

(29) The form of Inter-Affiliate Transfer Agreement – Management Agreement (LMFA to LMPFA) for Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Inter-Affiliate Transfer Agreement – Management Agreement (LMFA to LMPFA) of Legg Mason Charles Street Trust, Inc. (on behalf of Legg Mason BW Global Opportunities Bond Fund) which is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423 on Form N-1A as filed with the SEC on February 26, 2010 (“LMCST Post-Effective Amendment No. 26”).

(30) The form of Inter-Affiliate Transfer Agreement – Investment Advisory Agreement (LMFA to LMPFA) for Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Inter-Affiliate Transfer Agreement – Investment Advisory Agreement (LMFA to LMPFA) of Legg Mason Charles Street Trust, Inc. (on behalf of Legg Mason BW Global Opportunities Bond Fund) which is incorporated herein by reference to LMCST Post-Effective Amendment No. 26.

(31) Management Agreement – Legg Mason BW Global High Yield Fund is incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 26, 2012 (“Post-Effective Amendment No. 48”).

(32) Subadvisory Agreement – Legg Mason BW Global High Yield Fund is incorporated herein by reference to Post-Effective Amendment No. 48.

(33) Management Agreement – Legg Mason BW Alternative Credit Fund is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 25, 2013 (“Post-Effective Amendment No. 66”).

(34) Subadvisory Agreement – Legg Mason BW Alternative Credit Fund is incorporated herein by reference to Post-Effective Amendment No. 66.

(35) Form of Management Agreement – Legg Mason BW Dynamic Large Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on August 6, 2014 (“Post-Effective Amendment No. 81”).

(36) Form of Subadvisory Agreement – Legg Mason BW Dynamic Large Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 81.

(37) Management Agreement - Martin Currie Emerging Markets Fund is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 26, 2015 (“Post-Effective Amendment No. 95”).

(38) Subadvisory Agreement - Martin Currie Emerging Markets Fund is incorporated herein by reference to Post-Effective Amendment No. 95.

(39) Subadvisory Agreement with Western Asset Management Company - Martin Currie Emerging Markets Fund is incorporated herein by reference to Post-Effective Amendment No. 95.

(40) Management Agreement - Martin Currie International Unconstrained Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 12, 2015 (“Post-Effective Amendment No. 104”).

(41) Subadvisory Agreement with Martin Currie, Inc. - Martin Currie International Unconstrained Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 104.

(42) Subadvisory Agreement with Western Asset Management Company - Martin Currie International Unconstrained Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 104.

(43) Management Agreement - QS Global Market Neutral Fund is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 12, 2015 (“Post-Effective Amendment No. 105”).

(44) Subadvisory Agreement with QS Investors, LLC - QS Global Market Neutral Fund is incorporated herein by reference to Post-Effective Amendment No. 105.

(45) Subadvisory Agreement with Western Asset Management Company - QS Global Market Neutral Fund is incorporated herein by reference to Post-Effective Amendment No. 105.

(46) Management Agreement – RARE Global Infrastructure Value Fund is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on March 28, 2016 (“Post-Effective Amendment No. 125”).

(47) Subadvisory Agreement with RARE Infrastructure (North America) Pty Limited – RARE Global Infrastructure Value Fund is incorporated herein by reference to Post-Effective Amendment No. 125.

(48) Subadvisory Agreement with Western Asset Management Company – RARE Global Infrastructure Value Fund is incorporated herein by reference to Post-Effective Amendment No. 125.

(49) Management Agreement – Legg Mason BW Global Flexible Income Fund is incorporated herein by reference to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 24, 2016 (“Post-Effective Amendment No. 132”).

(50) Subadvisory Agreement with Brandywine Global Investment Management, LLC – Legg Mason BW Global Flexible Income Fund is incorporated herein by reference to Post-Effective Amendment No. 132.

(e) (1) Distribution Agreement – all funds except ClearBridge International Growth Fund, ClearBridge Small Cap Fund, ClearBridge Value Trust, QS International Equity Fund, QS U.S. Small Capitalization Equity Fund and Legg Mason BW Global Opportunities Bond Fund is incorporated herein by reference to Pre-Effective Amendment No. 1.

(2) Amended Appendix A to the Distribution Agreement – all funds except ClearBridge International Growth Fund, ClearBridge Small Cap Fund, ClearBridge Value Trust, QS International Equity Fund, QS U.S. Small Capitalization Equity Fund and Legg Mason BW Global Opportunities Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 132.

(3) Distribution Agreement for ClearBridge International Growth Fund, ClearBridge Small Cap Fund, ClearBridge Value Trust, QS International Equity Fund, QS U.S. Small Capitalization Equity Fund and Legg Mason BW Global Opportunities Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 158 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 22, 2017 (“Post-Effective Amendment No. 158”).

(4) Anti-Money Laundering Delegation Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1.

(5) Amended Attachment A to the Anti-Money Laundering Delegation Agreement is incorporated herein by reference to Post-Effective Amendment No. 132.

(6) Form of Selected Dealer Agreement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090 on Form N-1A as filed with the SEC on April 27, 2006.

(f) Bonus, profit sharing or pension plans — none

(g) (1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated as of October 5, 2012 is incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 25, 2013 (“Post-Effective Amendment No. 54”).

(2) Amended Exhibit A to the Custodian Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 132.

(3) Fund Accounting Services Agreement with State Street dated as of October 5, 2012 is incorporated herein by reference to Post-Effective Amendment No. 54.

(4) Amended Exhibit A to the Fund Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 132.

(h) (1) Transfer Agency and Services Agreement with BNY Mellon Investment Servicing US Inc. is incorporated herein by reference to Post-Effective Amendment No. 150 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 17, 2017 (“Post-Effective Amendment No. 150”).

(2) Amendment No. 1 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 19, 2015.

(3) Board Resolutions Regarding Expense Limitation Arrangements are incorporated herein by reference to Post-Effective Amendment No. 158.

(i) (1) Opinion and consent of Venable LLP as to the legality for Legg Mason BW Diversified Large Cap Value Fund, Legg Mason BW Dynamic Large Cap Value Fund, Martin Currie Emerging Markets Fund, QS International Equity Fund, and QS Strategic Real Return Fund is incorporated herein by reference to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 22, 2016.

(2) Opinion and consent of Venable LLP for ClearBridge International Growth Fund, ClearBridge Small Cap Fund, ClearBridge Value Trust, Legg Mason BW Absolute Return Opportunities Fund, Legg Mason BW Alternative Credit Fund and Legg Mason BW Global High Yield Fund is incorporated herein by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 24, 2016.

(3) Opinion and consent of Venable LLP for RARE Global Infrastructure Value Fund is incorporated herein by reference to Post-Effective Amendment No. 125.

(4) Opinion and consent of Venable LLP for Legg Mason BW International Opportunities Bond Fund, Legg Mason BW Global Opportunities Bond Fund and QS U.S. Small Capitalization Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 127.

(5) Opinion and consent of Venable LLP for Legg Mason BW Global Flexible Income Fund is incorporated herein by reference to Post-Effective Amendment No. 132.

(6) Opinion and consent of Venable LLP for Martin Currie International Unconstrained Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 140 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on filed September 22, 2016.

(7) Reserved

(j) Reserved

(k) Financial statements omitted from Item 27 – not applicable

(l) Agreement for providing initial capital is incorporated herein by reference to Pre-Effective Amendment No. 1.

(m) Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 158.

(n) Multiple Class Plan pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 158.

(o) Reserved

(p) Code of Ethics of:

(1) Independent Trustees of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 14, 2016 (“Post-Effective Amendment No. 113”). All Access Persons of each fund are subject to a code of ethics meeting the requirements of Rule 17j-1 under the 1940 Act. All Access Persons of the funds other than the Independent Trustees of the Registrant are subject to the provisions of other codes of ethics that have been adopted by QS Investors, LLC, Brandywine Global Investment Management, LLC, Clearbridge Investments, LLC, Western Asset Management Company, Western Asset Management Company Limited in London, Western Asset Management Company Ltd. in Japan, Martin Currie Inc., Legg Mason & Co., LLC, and RARE Infrastructure (North America) Pty. Limited (see exhibits (p)(2) through (p)(8)) and approved by the Board of Trustees of the Registrant in accordance with the requirements of Rule 17j-1 under the 1940 Act.

(2) QS Investors, LLC is incorporated herein by reference to Post-Effective Amendment No. 127.

(3) Brandywine Global Investment Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 13, 2013.

(4) ClearBridge Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 148 to the Registration Statement of Legg Mason Partners Equity Trust, SEC File No. 33-43446 on Form N-1A as filed with the SEC on August 26, 2009.

(5) Western Asset Management Company, Western Asset Management Company Limited in London, and Western Asset Management Company Ltd. in Japan are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 24, 2014.

(6) Martin Currie Inc. is incorporated herein by reference to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 10, 2015.

(7) Legg Mason & Co., LLC (adopted by LMPFA and Legg Mason Investor Services, LLC (“LMIS”)) is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Tax Free Income Fund, SEC File No. 033-37971 on Form N-1A as filed with the SEC on July 26, 2011.

(8) RARE Infrastructure (North America) Pty. Limited is incorporated herein by reference to Post-Effective Amendment No. 113.

Item 29.	Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Article IX of the Registrant’s Amended and Restated Declaration of Trust addresses the limitation of liability and indemnification of the Registrant’s Trustees, officers and others. Section 9.2(a) of the Declaration of Trust provides that no current or former Trustee, officer or employee of the Registrant will be subject to any personal liability whatsoever to any person, other than the Registrant or its shareholders, in connection with the affairs of the Registrant. Further, Section 9.2(b) of the Declaration of Trust provides that, subject to applicable federal law, no current or former Trustee or officer of the Registrant will be liable to the Registrant or to any shareholder for money damages except:

•	to the extent that it is proved that the person actually received an improper benefit or profit in money, property or services, or

•	to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

Section 9.5 of the Declaration of Trust provides that, subject to certain exceptions and limitations expressed in the Declaration of Trust, each current and former Trustee, officer or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees, agents or independent contractors of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim in which he or she becomes involved as a party or otherwise by virtue of him or her being (or having served) in such position and against amounts paid or incurred by him or her in settlement thereof. Section 9.5 of the Declaration of Trust further provides that no indemnification shall be provided to a Covered Person to the extent such indemnification is prohibited by applicable federal law. The Declaration of Trust also sets forth the provisions outlining presumptions that may be made relating to a person’s standard of conduct and when expenses may be advanced.

In addition, to the foregoing, the Registrant has entered into an Indemnification Agreement with each of its Trustees that provides for indemnification consistent with the principles described above. These Indemnification Agreements set forth certain procedural aspects with respect to indemnification, including the advancement of expenses, and presumptions relating to the determination of whether the standard of conduct required for indemnification has been met, as well as remedies for the indemnitee in the event that, among other things, determinations as to entitlement to indemnification, advancement of expenses and indemnity payments are not made in accordance with the procedures specified therein.

The trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended. Insofar as indemnification for liabilities arising under the Securities Act may be provided to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Under the Distribution Agreement, the Registrant agrees to indemnify LMIS, its officers, directors and employees and any person who controls LMIS within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which LMIS, its officers, directors and employees or any such controlling person may incur, under the Securities Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant’s Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect LMIS or such other parties against any liability to the Registrant or its shareholders to which LMIS or such other parties would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of reckless disregard of their obligations and duties under the Distribution Agreement.

The Registrant’s Management and Subadvisory Agreements provide that the manager or subadvisor (including the manager or subadvisor’s affiliates performing services for the Registrant or the fund, and the partners, shareholders, directors, officers and employees of the manager or subadvisor and such affiliates), as applicable, assumes no responsibility under the agreements other than to render the services called for under the agreements in good faith. The Management and Subadvisory Agreements further provide that the manager or the subadvisor, as applicable, shall not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the fund, provided that nothing in the agreements protects the manager or the subadvisor, as applicable, against any liability to the fund to which the manager or subadvisor, as applicable, would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the agreements.

Item 31.	Business and Other Connections of Investment Adviser

(a) Legg Mason Partners Fund Advisor, LLC (“LMPFA”) was formed in 2006 under the laws of the State of Delaware as a limited liability company and is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”). LMPFA is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The following table notes the officers and directors of LMPFA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years.

NAME	POSITION(S) AT LMPFA	OTHER POSITION(S) HELD	PRINCIPAL BUSINESS ADDRESS
Jane Trust	President and Chief Executive Officer	Managing Director, Legg Mason & Co., LLC	100 International Drive Baltimore, MD 21202

		Director, ClearBridge, LLC	100 International Drive Baltimore, MD 21202

Officer and/or Trustee/Director of 151 funds associated with LMPFA or its affiliates

Jeanne M. Kelly	Senior Vice President	Managing Director, Legg Mason & Co., LLC	100 International Drive Baltimore, MD 21202

		President and Chief Executive Officer, LM Asset Services, LLC and Legg Mason Fund Asset Management, Inc.	620 8th Avenue New York, NY 10018 (both entities)

Senior Vice President of certain mutual funds associated with Legg Mason & Co., LLC or its affiliates

Ted P. Becker	Chief Compliance Officer	Director of Global Compliance, Legg Mason, Inc.	100 International Drive Baltimore, MD 21202

		Managing Director of Compliance, Legg Mason & Co., LLC	100 International Drive Baltimore, MD 21202

Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co., LLC or its affiliates

Thomas C. Mandia	Secretary	Managing Director and Deputy General Counsel, Legg Mason & Co., LLC	100 International Drive Baltimore, MD 21202

		Secretary, LM Asset Services, LLC and Legg Mason Fund Asset Management, Inc.	620 8th Avenue New York, NY 10018 (both entities)

Assistant Secretary of certain mutual funds associated with Legg Mason & Co., LLC or its affiliates

Michael Kocur	Vice President & Assistant Secretary	Director, Legg Mason & Co., LLC	100 International Drive Baltimore, MD 21202

		Assistant Secretary, LM Asset Services, LLC	620 8th Avenue New York, NY 10018

		Vice President and Assistant Secretary, Legg Mason Fund Asset Management, Inc.	620 8th Avenue New York, NY 10018

Amy M. Olmert	Manager	None

Peter H. Nachtwey	Manager	Sr. Executive Vice President and Chief Financial Officer, Legg Mason Inc.	100 International Drive Baltimore, MD 21202

		Director and President, Legg Mason & Co., LLC	100 International Drive Baltimore, MD 21202

Director and President, The Baltimore Company	100 International Drive Baltimore, MD 21202

Former Director, QS Batterymarch Financial Management, Inc.	880 Third Avenue, 7th Floor New York, NY 10022

Director and President, BMML, Inc.	100 International Drive Baltimore, MD 21202

Former Director, Brandywine Global Investment Management, LLC	2929 Arch Street, 8th Floor Philadelphia, PA 19104

Former Director, ClearBridge Investments, LLC	620 8th Avenue New York, NY 10018

Manager, Legg Mason ClearBridge Holdings, LLC	100 International Drive Baltimore, MD 21202

Director, Legg Mason Fund Asset Management, Inc.	620 Eight Avenue New York, NY 10018

Director, ClearBridge, LLC	100 International Drive Baltimore, MD 21202

Director, Western Asset Management Company	385 E. Colorado Blvd. Pasadena, CA 91101

Director and President, Legg Mason Commercial Real Estate Services, Inc.	100 International Drive Baltimore, MD 21202

Former Director, QS Legg Mason Global Asset Allocation, LLC	880 Third Avenue, 7th Floor New York, NY 10022

Former Director, Legg Mason Investment Counsel, LLC	100 International Drive Baltimore, MD 21202

Member and Chairman, Legg Mason Political Action Committee	100 International Drive Baltimore, MD 21202

Director, Legg Mason International Holdings, LLC	100 International Drive Baltimore, MD 21202

Director, Legg Mason Private Portfolio Group, LLC	620 8th Avenue, 48th Floor New York, NY 10018

Director and President, Legg Mason Real Estate Securities Advisors, Inc.	100 International Drive Baltimore, MD 21202

Director and President, Legg Mason Realty Group, Inc.	100 International Drive Baltimore, MD 21202

Director and President, Legg Mason Realty Partners, Inc.	100 International Drive Baltimore, MD 21202

Director and President, Legg Mason Tower, Inc.	100 International Drive Baltimore, MD 21202

Director and President, LM BAM, Inc.	46 Public Square, Suite 700 Wilkes Barre, PA 18701

Manager and President, LM Capital Support V, LLC	100 International Drive Baltimore, MD 21202

Director, Legg Mason Towarzystwo Funduszy Inwestycyjnych Spolka Akcyjna	Senator building 12 Bielanska str. 00-085 Warsaw, Poland

Director, Pelican Holdings I, LLC	100 International Drive Baltimore, MD 21202

Director, Pelican Holdings II, LLC	100 International Drive Baltimore, MD 21202

Manager, Royce & Associates, LLC	745 Fifth Avenue New York, NY 10019

Director and President, Gray Seifert & Company, LLC	100 International Drive Baltimore, MD 21202

Director, LM Asset Services, LLC	620 8th Avenue New York, NY 10018

Vice President and Treasurer, Legg Mason Charitable Foundation, Inc.	100 International Drive Baltimore, MD 21202

(b) QS Investors, LLC (“QS”) is an investment adviser registered with the SEC under the Advisers Act. The following table notes the officers and directors of QS together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years.

NAME	POSITION(S) AT QS	OTHER POSITION(S) HELD	PRINCIPAL BUSINESS ADDRESS
John D. Kenney	Director	Vice President, Legg Mason, Inc.	100 International Drive Baltimore, MD 21202

		Director, Western Asset Management Company	385 East Colorado Boulevard Pasadena, CA 91101

		Vice President, Legg Mason Charitable Foundation, Inc.	100 International Drive Baltimore, MD 21202

		Director, ClearBridge, LLC	100 International Drive Baltimore, MD 21202

		Director, ClearBridge Investments, LLC	620 8th Avenue, 48th Floor New York, NY 10018

		Manager, Legg Mason ClearBridge Holdings, LLC	100 International Drive Baltimore, MD 21202

		Director, Legg Mason Australia Holdings Pty Limited	Level 47, 120 Collins Street Melbourne, VIC 3000, Australia

		Director, Royce & Associates, LLC	745 Fifth Avenue New York, NY 10019

		Manager, Brandywine Global Investment Management, LLC	2929 Arch Street, 8th Floor Philadelphia, PA 19104

		Director, Permal Group Limited	12 St. James’s Square, London, SW1Y 4LB, United Kingdom

		Director, Martin Currie (Holdings) Limited	Clarendon House, 2 Church Street, Hamilton HM11, Bermuda

		Director, Martin Currie Limited	Saltire Court, 20 Castle Terrace, Edinburgh, EH1 2ES, United Kingdom

		Director, RARE Infrastructure USA Inc.	203 N LaSalle Street, Ste 2100 Chicago IL 60601

		Director, RARE Infrastructure Finance Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, RARE Infrastructure (Sovereign Enterprise No. 1) Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, RARE Infrastructure Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, RARE Infrastructure (Europe) Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, RARE Infrastructure (North America) PTY Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, RARE Holdings Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

Thomas C. Merchant	Director	Director, Western Asset Management Company	385 East Colorado Boulevard Pasadena, CA 91101

		Executive Vice President, General Counsel and Secretary, Legg Mason, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason & Co. LLC	100 International Drive Baltimore, MD 21202

		Member and Secretary, Legg Mason Political Action Committee	100 International Drive Baltimore, MD 21202

		Secretary, The Baltimore Company	100 International Drive Baltimore, MD 21202

		Secretary, BMML, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Brandywine Global Investment Management, LLC	2929 Arch Street, 8th Floor Philadelphia, PA 19104

		Secretary, Barrett Associates, Inc.	90 Park Avenue New York, NY 10016

		Secretary, Legg Mason Charitable Foundation, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Commercial Real Estate Services, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason International Holdings, LLC	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Realty Group, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Realty Partners, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Tower, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Holdings, LLC	100 International Drive Baltimore, MD 21202

		Secretary, LM Capital Support V, LLC	100 International Drive Baltimore, MD 21202

		Secretary, LMOBC, Inc.	600 Vine Street, Suite 2100 Cincinnati, OH 45202

		Secretary, Pelican Holdings I, LLC	100 International Drive Baltimore, MD 21202

		Secretary, Pelican Holdings II, LLC	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Real Estate Securities Advisors, Inc.	100 International Drive Baltimore, MD 21202

		Director, Western Asset Management Company Limited	10 Exchange Square, 10th Fl. Primrose Street London EC2A 2EN United Kingdom

Jeffrey A. Nattans	Director	Manager, ClearBridge Investments, LLC	620 Eight Avenue New York, NY 10018

		Manager, ClearBridge, LLC	100 International Drive Baltimore, MD 21202

		Manager, ClearBridge Asset Management, Inc.	620 Eight Avenue New York, NY 10018

		Director, Legg Mason Fund Asset Management, Inc.	620 Eight Avenue New York, NY 10018

		Director, Legg Mason Private Portfolio Group	620 8th Avenue, 48th Floor New York, NY 10018

		Executive Vice President, Legg Mason, Inc.	100 International Drive Baltimore, MD 21202

		President and CEO, Pelican Holdings I, LLC	160 Greentree Drive, Suite 101 Dover, DE 19904

		President and CEO, Pelican Holdings II, LLC	160 Greentree Drive, Suite 101 Dover, DE 19904

		Vice President and Manager, Legg Mason International Holdings, LLC	100 International Drive Baltimore, MD 21202

		Director, EntrustPermal Management, LLC	900 Third Ave. 28th Floor New York, NY 10022

		Manager, Royce & Associates, LLC	1414 Avenue of the Americas New York, NY 10019

		Director, Western Asset Management Company	385 East Colorado Boulevard Pasadena, CA 91101

(c) Brandywine Global Investment Management, LLC (“Brandywine”) was organized under the laws of the State of Delaware as a limited liability company. Brandywine is a direct wholly-owned subsidiary of Legg Mason. Brandywine is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of Brandywine, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years.

NAME	POSITION(S) AT BRANDYWINE	OTHER POSITION(S) HELD	PRINCIPAL BUSINESS ADDRESS
David F. Hoffman	Elected Manager and Senior Managing Director	President, BGIM Capital Management, LLC	Cira Centre, 2929 Arch St. 8th Floor Philadelphia, PA 19104

Henry F. Otto	Elected Manager and Senior Managing Director	None

Adam B. Spector	Elected Manager and Managing Partner	Director, Brandywine Global Investment Management (Canada) ULC	Cira Centre, 2929 Arch St. 8th Floor Philadelphia, PA 19104

		Director, Brandywine Global Investment Management (Asia) Pte. Ltd.	Cira Centre, 2929 Arch St. 8th Floor Philadelphia, PA 19104

		Director, Brandywine Global Investment Management (Europe) Limited	Cira Centre, 2929 Arch St. 8th Floor Philadelphia, PA 19104

John D. Kenney	Elected Manager	Vice President, Legg Mason, Inc.	100 International Drive Baltimore, MD 21202

		Director, QS Investors Holdings, LLC	880 Third Avenue, 7th Floor New York, NY 10022

		Director, QS Batterymarch Financial Management, Inc.	880 Third Avenue, 7th Floor New York, NY 10022

		Vice President, Legg Mason Charitable Foundation, Inc.	100 International Drive Baltimore, MD 21202

		Director, ClearBridge Investments, LLC	620 Eighth Avenue, 48th Floor New York, NY 10018

		Director, Legg Mason ClearBridge Holdings LLC	100 International Drive Baltimore, MD 21202

		Director, Legg Mason Australia Holdings Pty Limited	Level 47, 120 Collins Street, Melbourne, VIC 3000, Australia

		Manager, Royce & Associates, GP, LLC	745 Fifth Avenue New York, NY 10151

		Manager, Legg Mason Royce Holdings, LLC	100 International Drive Baltimore, MD 21202

		Director, EnTrustPermal Partners Holdings LLC	375 Park Avenue, 24th Floor New York, NY 10152

		Director, EnTrustPermal LLC	100 International Drive Baltimore, MD 21202

		Director, Martin Currie (Holdings) Limited	Clarendon House, 2 Church Street, Hamilton HM11, Bermuda

		Director, Martin Currie Limited	Saltire Court, 20 Castle Terrace, Edinburgh, EH1 2ES, United Kingdom

		Director, RARE Infrastructure Finance Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, RARE Infrastructure International Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, RARE Infrastructure Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, RARE Infrastructure (Europe) Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, RARE Infrastructure (North America) Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, RARE Holdings Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, Treasury RARE Holdings Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Manager, LM/Clarion I, LLC	100 International Drive Baltimore, MD 21202

		Manager, LM/Clarion II, LLC	100 International Drive Baltimore, MD 21202

		Director, Clarion Partners Holdings, LLC	230 Park Avenue, Floor 12 New York, NY 10169

Patricia Lattin	Elected Manager	None

Jeffrey S. Masom	Elected Manager	Director, Legg Mason Investor Services, LC	100 International Drive Baltimore, MD 21202

Ursula A. Schliesser	Elected Manager	Executive Vice President and Chief Administrative Officer, Legg Mason, Inc	100 International Drive Baltimore, MD 21202

		Director, Treasury RARE Holdings Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, Legg Mason Australia Holdings Pty Limited	Level 47, 120 Collins Street Melbourne, Victoria 3000

		Director, RARE Holdings Pty Limited	Level 13 35 Clarence Street Sydney, NSW 2000 Australia

		Director, RARE Infrastructure (Europe) Pty Limited	Level 13 35 Clarence Street Sydney, NSW 2000 Australia

		Director, RARE Infrastructure International Pty Limited	Level 13 35 Clarence Street Sydney, NSW 2000 Australia

		Director, RARE Infrastructure (UK) Limited	84 Brook Street, London, W1K 5EH, U.K.

		Director, RARE Infrastructure Finance Pty Limited	Level 13 35 Clarence Street Sydney, NSW 2000 Australia

		Director, RARE Infrastructure Limited	Level 13 35 Clarence Street Sydney, NSW 2000 Australia

		Director, Legg Mason Investment Funds Limited	201 Bishopsgate London EC2M 3AB, U.K.

		Director, Legg Mason Investments (Europe) Limited	201 Bishopsgate London EC2M 3AB, U.K.

		Director, Legg Mason Asset Management (Japan) Co., Ltd,	Marunouchi 1-5-1, Chiyoda-Ku, Tokyo 100-6536, Japan

		Director, Legg Mason Asset Management Hong Kong Limited,	Suites 1202-03, 12 Floor, York House, The Landmark, 15 Queen’s Road Central, Hong Kong

		Director, Legg Mason Asset Management Australia Limited	Level 47, 120 Collins Street Melbourne, Victoria 3000

		Director, Brandywine Global Investment Management (Europe) Limited	2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19104

Mark P. Glassman	Chief Administrative Officer	Director, Brandywine Global Investment Management (Europe) Limited	Cira Centre, 2929 Arch St. 8th Floor Philadelphia, PA 19104

		Treasurer, BGIM Capital Management, LLC,	Cira Centre, 2929 Arch St. 8th Floor Philadelphia, PA 19104

Stephen S. Smith	Senior Managing Director	Vice President, BGIM Capital Management, LLC	Cira Centre, 2929 Arch St. 8th Floor Philadelphia, PA 19104

Steven M. Tonkovich	Senior Managing Director	None

Patrick S. Kaser	Managing Director	None

Christopher D. Marzullo	General Counsel & Chief Compliance Officer	None

Thomas C. Merchant	Secretary	Executive Vice President, General Counsel and Secretary, Legg Mason, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason & Co., LLC	100 International Drive Baltimore, MD 21202

		Member and Secretary, Legg Mason Political Action Committee	100 International Drive Baltimore, MD 21202

		Secretary, The Baltimore Company	100 International Drive Baltimore, MD 21202

		Secretary, BMML, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Barrett Associates, Inc.	90 Park Avenue New York, NY 10016

		Secretary, Legg Mason Charitable Foundation, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Commercial Real Estate Services, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason International Holdings, LLC	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Realty Group, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Realty Partners, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Tower, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Holdings, LLC	100 International Drive Baltimore, MD 21202

		Secretary, LM Capital Support V, LLC	100 International Drive Baltimore, MD 21202

Secretary, LMOBC, Inc.	600 Vine Street, Suite 2100 Cincinnati, OH 45202

Secretary, Pelican Holdings I, LLC	100 International Drive Baltimore, MD 21202

Secretary, Pelican Holdings II, LLC	100 International Drive Baltimore, MD 21202

Secretary, Legg Mason Real Estate Securities Advisors, Inc.	100 International Drive Baltimore, MD 21202

Director, QS Batterymarch Financial Management, Inc.	880 Third Avenue, 7th Floor New York, NY 10022

QS Investors, LLC	880 Third Avenue, 7th Floor New York, NY 10022

Director, QS Investors Holdings, LLC	880 Third Avenue, 7th Floor New York, NY 10022

Non-Executive Director, Western Asset Management Company Limited	10 Exchange Square, 10th Floor, Primrose Street, London EC2A 2EN, United Kingdom

(d) ClearBridge Investments, LLC was organized under the laws of the State of Delaware as a limited liability company. ClearBridge Investments, LLC is a direct wholly-owned subsidiary of Legg Mason. ClearBridge Investments, LLC is registered as an investment adviser under the Investment Advisers Act of 1940.

The following table notes the officers and directors of ClearBridge Investments, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

NAME	POSITION(S) AT CLEARBRIDGE INVESTMENTS, LLC	OTHER POSITION(S) HELD	PRINCIPAL BUSINESS ADDRESS
Terrence J. Murphy	Director, Chief Executive Officer, President and Chief Operating Officer	Manager, Chief Executive Officer, President and Chief Operating Officer, ClearBridge, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

		Director and Chief Executive Officer, Legg Mason Private Portfolio Group, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

Barbara Brooke Manning	General Counsel and Chief Compliance Officer	General Counsel and Chief Compliance Officer, ClearBridge, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

		Chief Compliance Officer, Legg Mason Private Portfolio Group, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

Harry D. Cohen	Co-Chief Investment Officer	Co-Chief Investment Officer, ClearBridge, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

Scott K. Glasser	Director and Co-Chief Investment Officer	Co-Chief Investment Officer, ClearBridge, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

Cynthia K. List	Director and Chief Financial Officer	Chief Financial Officer, Legg Mason Private Portfolio Group, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

		Chief Financial Officer, ClearBridge, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

John D. Kenney	Director	Vice President, Legg Mason, Inc.	100 International Drive Baltimore, MD 21202

		Director, QS Investors Holdings, LLC	880 Third Avenue, 7th Floor New York, NY 10022

		Former Director, QS Batterymarch Financial Management, Inc.	880 Third Avenue, 7th Floor New York, NY 10022

		Vice President, Legg Mason Charitable Foundation, Inc.	100 International Drive Baltimore, MD 21202

		Director, Legg Mason ClearBridge Holdings LLC	100 International Drive Baltimore, MD 21202

		Director, Legg Mason Australia Holdings Pty Limited	Level 47, 120 Collins Street, Melbourne, VIC 3000, Australia

		Manager, Royce & Associates, GP, LLC	745 Fifth Avenue New York, NY 10151

		Manager, Legg Mason Royce Holdings, LLC	100 International Drive Baltimore, MD 21202

		Director, EnTrustPermal Partners Holdings LLC	375 Park Avenue, 24th Floor New York, NY 10152

		Director, EnTrustPermal LLC	100 International Drive Baltimore, MD 21202

		Director, Martin Currie (Holdings) Limited	Clarendon House, 2 Church Street, Hamilton HM11, Bermuda

		Director, Martin Currie Limited	Saltire Court, 20 Castle Terrace, Edinburgh, EH1 2ES, United Kingdom

		Director, RARE Infrastructure Finance Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, RARE Infrastructure International Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, RARE Infrastructure Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, RARE Infrastructure (Europe) Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, RARE Infrastructure (North America) Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, RARE Holdings Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Director, Treasury RARE Holdings Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Manager, LM/Clarion I, LLC	100 International Drive Baltimore, MD 21202

		Manager, LM/Clarion II, LLC	100 International Drive Baltimore, MD 21202

		Director, Clarion Partners Holdings, LLC	230 Park Avenue, Floor 12 New York, NY 10169

Frances L. Cashman	Director	Director, Legg Mason Investor Services, LLC	100 International Drive Baltimore, MD 21202

		Manager, Royce & Associates GP, LLC	745 Fifth Avenue New York, NY 10151

Brian M. Eakes	Director	Manager, Legg Mason Holdings, LLC	100 International Drive Baltimore, MD 21202

		Director, Legg Mason Investment Funds Limited	201 Bishopsgate London EC2M 3AB U.K.

		Director, Legg Mason Investments (Europe) Limited	201 Bishopsgate London EC2M 3AB U.K.

Director, Permal Group Holdings LLC

Director, Permal Group LLC

		Director, Permal UK Limited	12 St. James’s Square London SW1Y 4LB U.K.

Director, ETP Holdings (Cayman) Limited

		Director, Legg Mason & Co. (UK) Limited	201 Bishopsgate London EC2M 3AB U.K.

		Director, Legg Mason Asset Management (Japan) Co. Limited	5-1 Marunochi 1-Chome Chiyoda-Ku, Tokyo 100-6536, Japan

John J. Eede	Director	Director, Legg Mason Investment Funds Limited	201 Bishopsgate London EC2M 3AB U.K.

		Director, Legg Mason Investments (Europe) Limited	201 Bishopsgate London EC2M 3AB U.K.

		Director, Legg Mason Investments (Switzerland) GMBH	c/o Naegeli & Partner Attorneys at Law Ltd., Klausstrasse 33, 8008 Zurich, Switzerland

(e) ClearBridge, LLC was organized under the laws of the State of Delaware as a limited liability company. ClearBridge, LLC is a direct wholly-owned subsidiary of Legg Mason. ClearBridge, LLC is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of ClearBridge, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

NAME	POSITION(S) AT CLEARBRIDGE, LLC	OTHER POSITION(S) HELD	PRINCIPAL BUSINESS ADDRESS
Terrence J. Murphy	Manager, Chief Executive Officer, President and Chief Operating Officer	Director, Chief Executive Officer, President and Chief Operating Officer, ClearBridge Investments, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

		Director and Chief Executive Officer, Legg Mason Private Portfolio Group, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

Barbara Brooke Manning	General Counsel and Chief Compliance Officer	General Counsel and Chief Compliance Officer, ClearBridge Investments, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

		Chief Compliance Officer, Legg Mason Private Portfolio Group, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

Harry D. Cohen	Co-Chief Investment Officer	Co-Chief Investment Officer, ClearBridge Investments, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

Scott K. Glasser	Co-Chief Investment Officer	Director and Co-Chief Investment Officer, ClearBridge Investments, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

Cynthia K. List	Chief Financial Officer	Chief Financial Officer, Legg Mason Private Portfolio Group, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

		Director and Chief Financial Officer, ClearBridge Investments, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

Jeffrey A. Nattans	Manager	Director, Barrett Associates, Inc.	90 Park Avenue New York, NY 10016

		Manager, EnTrustPermal Group Holdings LLC	100 International Drive Baltimore, MD 21202

		Director, Legg Mason Fund Asset Management, Inc.	620 8th Avenue,48th Floor New York, NY 10018

		Director, Legg Mason Private Portfolio Group, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

		Manager, LM/Clarion I, LLC	100 International Drive Baltimore, MD 21202

		Manager, LM/Clarion II, LLC	100 International Drive Baltimore, MD 21202

		Director, LMOBC, Inc.	600 Vine Street, Suite 2100 Cincinnati, OH 45202

		Director, Pelican Holdings I, LLC	100 International Drive Baltimore, MD 21202

		Director, Pelican Holdings II, LLC	100 International Drive Baltimore, MD 21202

		Manager, Permal Capital Holdings, LLC	The Prudential Tower 800 Boylston Street Boston, MA 02199

		Former Director, QS Batterymarch Financial Management, LLC	880 Third Avenue, 7th Floor New York, NY 10022

		Manager, QS Investors Holdings, LLC	880 Third Avenue, 7th Floor New York, NY 10022

Peter H. Nachtwey	Director	Former Director, ClearBridge Investments, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

		Senior Executive Vice President and Chief Financial Officer, Legg Mason, Inc.	100 International Drive Baltimore, MD 21202

		Director and President, Legg Mason & Co., LLC	100 International Drive Baltimore, MD 21202

		Manager, Legg Mason Partners Fund Advisor, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

		Director and President, The Baltimore Company	100 International Drive Baltimore, MD 21202

Former Director, QS Batterymarch Financial Management, Inc.	880 Third Avenue, 7th Floor, New York, NY 10022

Director and President, BMML, Inc.	100 International Drive Baltimore, MD 21202

Former Director, Brandywine Global Investment Management, LLC	2929 Arch Street, 8th Floor, Philadelphia, PA 19104

Manager, Legg Mason ClearBridge Holdings, LLC	100 International Drive Baltimore, MD 21202

Director, Legg Mason Fund Asset Management, Inc.	620 Eighth Avenue, 48th Floor, New York, New York 10018

Director, Western Asset Management Company	385 E. Colorado Blvd. Pasadena, CA 91101

Director and President, Legg Mason Commercial Real Estate Services, Inc.	100 International Drive Baltimore, MD 21202

Former Director, Legg Mason Investment Counsel, LLC	100 International Drive Baltimore, MD 21202

Member and Chairman, Legg Mason Political Action Committee	100 International Drive Baltimore, MD 21202

Director, Legg Mason International Holdings, LLC	100 International Drive Baltimore, MD 21202

Director, Legg Mason Private Portfolio Group, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

Director and President, Legg Mason Real Estate Securities Advisors, Inc.	100 International Drive Baltimore, MD 21202

Director and President, Legg Mason Realty Group, Inc.	100 International Drive Baltimore, MD 21202

Director and President, Legg Mason Realty Partners, Inc.	100 International Drive Baltimore, MD 21202

Director and President, Legg Mason Tower, Inc.	100 International Drive Baltimore, MD 21202

Director and President, LM BAM, Inc.	46 Public Square, Suite 700, Wilkes Barre, PA 18701

Director and President, LM Capital Support V, LLC	100 International Drive Baltimore, MD 21202

Director, Pelican Holdings I, LLC	100 International Drive Baltimore, MD 21202

Director, Pelican Holdings II, LLC	100 International Drive, Baltimore, MD 21202

Manager, Royce & Associates, GP, LLC	745 Fifth Avenue, New York, NY 10151

Manager, Legg Mason Royce Holdings, LLC	100 International Drive Baltimore, MD 21202

Manager, LM/Clarion I, LLC	100 International Drive Baltimore, MD 21202

Manager, LM/Clarion II, LLC	100 International Drive Baltimore, MD 21202

Director, Clarion Partners Holdings, LLC	230 Park Avenue, Floor 12 New York, NY 10169

Director and President, Gray Seifert & Company, LLC	100 International Drive Baltimore, MD 21202

Director, LM Asset Services, LLC	620 Eighth Avenue, 48th Floor, New York, New York 10018

Vice President and Treasurer, Legg Mason Charitable Foundation, Inc.	100 International Drive Baltimore, MD 21202

(f) Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following table notes the officers and directors of WAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years.

NAME	POSITION(S) AT WAM	OTHER POSITION(S) HELD	PRINCIPAL BUSINESS ADDRESS
James W. Hirschmann III	Director, Chief Executive Officer and President	None	385 Colorado Blvd. Pasadena. CA 91101

		Director, Western Asset Mortgage Capital Corporation	385 Colorado Blvd. Pasadena. CA 91101

John D. Kenney	Non-Employee Director	Vice President, Legg Mason, Inc.	100 International Drive Baltimore, MD 21202

		QS Investors, LLC	880 Third Avenue, 7th Floor New York, NY 10022

		Director, QS Investors Holdings, LLC	880 Third Avenue, 7th Floor New York, NY 10022

Director, QS Batterymarch Financial Management, Inc.	880 Third Avenue, 7th Floor New York, NY 10022

Vice President, Legg Mason Charitable Foundation, Inc.	100 International Drive Baltimore, MD 21202

Director, ClearBridge Investments, LLC	620 Eighth Avenue, 48th Floor New York, NY 10018

Director, Legg Mason ClearBridge Holdings LLC	100 International Drive Baltimore, MD 21202

Director, Legg Mason Australia Holdings Pty Limited	Level 47, 120 Collins Street, Melbourne, VIC 3000, Australia

Manager, Royce & Associates, GP, LLC	745 Fifth Avenue New York, NY 10151

Manager, Legg Mason Royce Holdings, LLC	100 International Drive Baltimore, MD 21202

Director, EnTrustPermal Partners Holdings LLC	375 Park Avenue, 24th Floor New York, NY 10152

Director, EnTrustPermal LLC	100 International Drive Baltimore, MD 21202

Director, Martin Currie (Holdings) Limited	Clarendon House, 2 Church Street, Hamilton HM11, Bermuda

Director, Martin Currie Limited	Saltire Court, 20 Castle Terrace, Edinburgh, EH1 2ES, United Kingdom

Director, RARE Infrastructure Finance Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

Director, RARE Infrastructure International Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

Director, RARE Infrastructure Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

Director, RARE Infrastructure (Europe) Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

Director, RARE Infrastructure (North America) Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

Director, RARE Holdings Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

Director, Treasury RARE Holdings Pty Limited	Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia

		Manager, LM/Clarion I, LLC	100 International Drive Baltimore, MD 21202

		Manager, LM/Clarion II, LLC	100 International Drive Baltimore, MD 21202

		Director, Clarion Partners Holdings, LLC	230 Park Avenue, Floor 12 New York, NY 10169

Thomas C. Merchant	Non-Employee Director	Executive Vice President, General Counsel and Secretary, Legg Mason, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason & Co., LLC	100 International Drive Baltimore, MD 21202

		Member and Secretary, Legg Mason Political Action Committee	100 International Drive Baltimore, MD 21202

		Secretary, The Baltimore Company	100 International Drive Baltimore, MD 21202

		Secretary, BMML, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Brandywine Global Investment Management, LLC	2929 Arch Street, 8th Floor Philadelphia, PA 19104

		Secretary, Barrett Associates, Inc.	90 Park Avenue New York, NY 10016

		Secretary, Legg Mason Charitable Foundation, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Commercial Real Estate Services, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason International Holdings, LLC	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Realty Group, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Realty Partners, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Tower, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Holdings, LLC	100 International Drive Baltimore, MD 21202

		Secretary, LM Capital Support V, LLC	100 International Drive Baltimore, MD 21202

		Secretary, LMOBC, Inc.	600 Vine Street, Suite 2100 Cincinnati, OH 45202

		Secretary, Pelican Holdings I, LLC	100 International Drive Baltimore, MD 21202

		Secretary, Pelican Holdings II, LLC	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Real Estate Securities Advisors, Inc.	100 International Drive Baltimore, MD 21202

		Director, QS Batterymarch Financial Management, Inc.	880 Third Avenue, 7th Floor New York, NY 10022

		Director, QS Investors, LLC	880 Third Avenue, 7th Floor New York, NY 10022

		Director, QS Investors Holdings, LLC	880 Third Avenue, 7th Floor New York, NY 10022

		Non-Executive Director, Western Asset Management Company Limited	10 Exchange Square, 10th Floor, Primrose Street, London EC2A 2EN, United Kingdom

Jennifer W. Murphy	Director and Chief Operating Officer	Former Director, Brandywine Global Investment Management (Europe) Limited	Level 17, Heron Tower 110 Bishopgate, London EC2N 4AY, United Kingdom

		Former Director, Legg Mason International Equities Limited	201 Bishopsgate, London EC2M 3AB, United Kingdom

		Former Member, Legg Mason Political Action Committee	100 International Drive Baltimore, MD 21202

		Former Manager, Brandywine Global Investment Management, LLC	2929 Arch Street, 8th Floor Philadelphia, PA 19104

		Director and Chief Executive Officer, Western Asset Mortgage Capital Corporation	385 Colorado Blvd. Pasadena. CA 91101

Peter H. Nachtwey	Non-Employee Director	Senior Executive Vice President and Chief Financial Officer, Legg Mason, Inc.	100 International Drive Baltimore, MD 21202

		Director and President, Legg Mason & Co., LLC	100 International Drive Baltimore, MD 21202

		Director, Legg Mason Partners Fund Advisor, LLC	620 Eighth Avenue, 48th Floor New York, NY 10018

		Director and President, The Baltimore Company	100 International Drive Baltimore, MD 21202

Former Director, QS Batterymarch Financial Management, Inc.	880 Third Avenue, 7th Floor New York, NY 10022

Director and President, BMML, Inc.	100 International Drive Baltimore, MD 21202

Former Director, Brandywine Global Investment Management, LLC	2929 Arch Street, 8th Floor Philadelphia, PA 19104

Former Director, ClearBridge Investments, LLC	620 Eighth Avenue, 48th Floor New York, NY 10018

Manager, Legg Mason ClearBridge Holdings LLC	100 International Drive Baltimore, MD 21202

Director, Legg Mason Fund Asset Management, Inc.	620 Eighth Avenue, 48th Floor New York, NY 10018

Manager, ClearBridge, LLC	100 International Drive Baltimore, MD 21202

Director and President, Legg Mason Commercial Real Estate Services, Inc.	100 International Drive Baltimore, MD 21202

Former Director, Legg Mason Investment Counsel, LLC	100 International Drive Baltimore, MD 21202

Member and Chairman, Legg Mason Political Action Committee	100 International Drive Baltimore, MD 21202

Director, Legg Mason International Holdings, LLC	100 International Drive Baltimore, MD 21202

Director, Legg Mason Private Portfolio Group, LLC	620 Eighth Avenue, 48th Floor New York, NY 10018

Director and President, Legg Mason Real Estate Securities Advisors, Inc.	100 International Drive Baltimore, MD 21202

Director and President, Legg Mason Realty Group, Inc.	100 International Drive Baltimore, MD 21202

Director and President, Legg Mason Realty Partners, Inc.	100 International Drive Baltimore, MD 21202

Director and President, Legg Mason Tower, Inc.	100 International Drive Baltimore, MD 21202

Director and President, LM BAM, Inc.	46 Public Square, Suite 700 Wilkes Barre, PA 18701

		Director and President, LM Capital Support V, LLC	100 International Drive Baltimore, MD 21202

		Director, Pelican Holdings I, LLC	100 International Drive Baltimore, MD 21202

		Director, Pelican Holdings II, LLC	100 International Drive Baltimore, MD 21202

		Manager, Royce & Associates, GP, LLC	745 Fifth Avenue New York, NY 10151

		Manager, Legg Mason Royce Holdings, LLC	100 International Drive Baltimore, MD 21202

		Manager, LM/Clarion I, LLC	100 International Drive Baltimore, MD 21202

		Manager, LM/Clarion II, LLC	100 International Drive Baltimore, MD 21202

		Director, Clarion Partners Holdings, LLC	230 Park Avenue, Floor 12 New York, NY 10169

		Director and President, Gray Seifert & Company, LLC	100 International Drive Baltimore, MD 21202

		Director, LM Asset Services, LLC	620 Eighth Avenue, 48th Floor New York, NY 10018

		Vice President and Treasurer, Legg Mason Charitable Foundation, Inc.	100 International Drive Baltimore, MD 21202

Bruce D. Alberts	Chief Financial Officer	None

Marzo Bernardi	Director of Client Services and Marketing

Dennis McNamara	Director of Global Portfolio Operations	None

Charles A. Ruys de Perez	Secretary and General Counsel	Director, Western Asset Holdings (Australia) Pty Ltd	Level 48, Collins Street, GPO Box 507, Melbourne, VIC 3000, Australia

		Director, Western Asset Management Company Pty Ltd	Level 48, Collins Street, GPO Box 507, Melbourne, VIC 3000, Australia

		Director, Western Asset Management Company Ltd	5-1 Marunochi, 1-Chome Chiyoda-Ku, Tokyo 100-6536, Japan

		Director, Western Asset Management Company Pte. Ltd	1 George Street #23-01, Singapore 049145

		Director, Western Asset Management Company Limited	10 Exchange Square,10th Floor, Primrose Street, London EC2A 2EN United Kingdom

Kevin Ehrlich	Chief Compliance Officer	None

(g) Western Asset Management Company Limited was incorporated under the laws of the United Kingdom as a corporation. WAMCL is a wholly-owned subsidiary of Legg Mason. WAMCL is registered as an investment adviser under the Advisers Act. The following table notes the officers and directors of WAMCL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years.

NAME	POSITION AT WAMCL	OTHER POSITION(S) HELD	PRINCIPAL BUSINESS ADDRESS
Michael B. Zelouf	Director and Senior Executive Officer	Director, Western Asset Management (UK) Holdings Limited	10 Exchange Square,10th Floor, Primrose Street, London EC2A 2EN United Kingdom

Charles A. Ruys de Perez	Director and General Counsel	Director, Western Asset Holdings (Australia) Pty Ltd	Level 48, Collins Street, GPO Box 507, Melbourne, VIC 3000, Australia

		Director, Western Asset Management Company Pty Ltd	Level 48, Collins Street, GPO Box 507, Melbourne, VIC 3000, Australia

		Director, Western Asset Management Company Ltd	5-1 Marunouchi 1-Chome Chiyoda-Ku, Tokyo 100-6536, Japan

		Director, Western Asset Management Company Pte. Ltd.	1 George Street #23-01, Singapore 049145

		Secretary and General Counsel, Western Asset Management Company	385 E. Colorado Boulevard Pasadena, California, 91101

Thomas C. Merchant	Non-Executive Director	Executive Vice President, General Counsel and Secretary, Legg Mason, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason & Co., LLC	100 International Drive Baltimore, MD 21202

		Member and Secretary, Legg Mason Political Action Committee	100 International Drive Baltimore, MD 21202

		Secretary, The Baltimore Company	100 International Drive Baltimore, MD 21202

		Secretary, BMML, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Brandywine Global Investment Management, LLC	2929 Arch Street, 8th Floor Philadelphia, PA 19104

		Secretary, Barrett Associates, Inc.	90 Park Avenue New York, NY 10016

		Secretary, Legg Mason Charitable Foundation, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Commercial Real Estate Services, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason International Holdings, LLC	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Realty Group, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Realty Partners, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Tower, Inc.	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Holdings, LLC	100 International Drive Baltimore, MD 21202

		Secretary, LM Capital Support V, LLC	100 International Drive Baltimore, MD 21202

		Secretary, LMOBC, Inc.	600 Vine Street, Suite 2100 Cincinnati, OH 45202

		Secretary, Pelican Holdings I, LLC	100 International Drive Baltimore, MD 21202

		Secretary, Pelican Holdings II, LLC	100 International Drive Baltimore, MD 21202

		Secretary, Legg Mason Real Estate Securities Advisors, Inc.	100 International Drive Baltimore, MD 21202

		Director, QS Batterymarch Financial Management, Inc.	880 Third Avenue, 7th Floor New York, NY 10022

		Director, QS Investors Holdings, LLC	880 Third Avenue, 7th Floor New York, NY 10022

		Non-Employee Director, Western Asset Management Company	385 E. Colorado Boulevard Pasadena, California, 91101

Jelena Petrovic	Chief Compliance Officer	None

Ann Duong	Finance Officer	None

(h) Western Asset Management Company Ltd (“Western Japan”) was incorporated under the laws of Japan as a corporation. Western Japan is a wholly-owned subsidiary of Legg Mason. The following table notes the officers and directors of Western Japan, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years.

NAME	POSITION(S) AT WESTERN JAPAN	OTHER POSITION(S) HELD	PRINCIPAL BUSINESS ADDRESS
Naoya Orime	Representative Director and Head of Tokyo Operations	None

Charles A. Ruys de Perez	Director	Director, Western Asset Holdings (Australia) Pty Ltd	Level 48, Collins Street, GPO Box 507, Melbourne, VIC 3000, Australia

		Director, Western Asset Management Company Pty Ltd	Level 48, Collins Street, GPO Box 507, Melbourne, VIC 3000, Australia

		Director, Western Asset Management Company Limited	10 Exchange Square,10th Floor, Primrose Street, London EC2A 2EN United Kingdom

		Director, Western Asset Management Company Pte. Ltd.	1 George Street #23-01, Singapore 049145

		Secretary, General Counsel and Head of Legal & Compliance, Western Asset Management Company	385 E. Colorado Boulevard, Pasadena, California, 91101

Takashi Komatsu	Director, Head of Legal and Compliance and Chief Compliance Officer	None

Laura A. Boydston	Non-Executive Director	Director, Western Asset Holdings (Australia) Pty Ltd	Level 48, 120 Collins Street, Melbourne Victoria 3000 Australia

		Director, Western Asset Management Company Pte. Ltd.	1 George Street #23-02, Singapore 049145

Yasuaki Sudo	Finance Officer	None

Maki Yoshida	Operation Officer	None

(i) Martin Currie, Inc. (“Martin Currie”) is an investment adviser registered with the SEC under the Advisers Act. The following table notes the officers and directors of Martin Currie together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years.

NAME	POSITION(S) AT MARTIN CURRIE	OTHER POSITION(S) HELD	PRINCIPAL BUSINESS ADDRESS
Joseph A. Carrier	Director	Vice President, Legg Mason & Co. LLC	100 International Drive Baltimore, MD 21202

		Vice President and Chief Risk Officer, Legg Mason, Inc.	100 International Drive Baltimore, MD 21202

Thomas K. Hoops	Director	Executive Vice President and Head of Business Development, Legg Mason, Inc.	100 International Drive Baltimore, MD 21202

Joe Larocque	Director	Information regarding Mr. Larocque’s other positions held is included in the table above relating to Western Japan

(j) RARE Infrastructure (North America) Pty Limited (“RARE”) is an investment adviser registered with the SEC under the Advisers Act. The following table notes the officers and directors of RARE together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years.

NAME	POSITION(S) AT RARE	OTHER POSITION(S) HELD	PRINCIPAL BUSINESS ADDRESS
Nicholas James Langley	Director	None

Richard Peter Elmslie	Director	None

Sally Louise Worrall	CCO	None

Annette Katherine Golden	Head of Legal	None

Ursula Schliessler	Director	None

John D. Kenney	Director	Information regarding Mr. Kenney’s other positions held is included in the table above relating to QS.

Hong Heng Lennie Lim	Director	None

Julie Marie Schelfhaut	Head of Finance/CO SEC	None

Carl Nelson McGann	COO	None

Item 32.	Principal Underwriters

(a)    LMIS, the Registrant’s principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Legg Mason Tax-Free Income Fund; Western Asset Funds, Inc.; Legg Mason Partners Premium Money Market Trust; Legg Mason Partners Institutional Trust; Legg Mason Partners Money Market Trust; Legg Mason Partners Equity Trust; Legg Mason

Partners Variable Equity Trust; Legg Mason Partners Variable Income Trust; Legg Mason ETF Equity Trust; and Legg Mason Partners Income Trust.

(b)    The following table sets forth information concerning each director and officer of the Registrant’s principal underwriter, LMIS.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITION AND OFFICES WITH UNDERWRITER – LMIS	POSITIONS AND OFFICES WITH REGISTRANT
Frances Cashman	Manager and Co Managing Director	None

Jeffrey Masom	Manager and Co Managing Director	None

Dionne Spencer	Chief Financial Officer, Treasurer and Financial Reporting Officer	None

Kenneth Cieprisz 620 Eighth Avenue, 49th Floor New York, NY 10018	Vice President and Chief Compliance Officer	None

Vicki Schmelzer	Secretary	None

Susan Kerr 620 Eighth Avenue, 49th Floor New York, NY 10018	Anti-Money Laundering Compliance Officer	None

* All addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

(c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 33.	Location of Accounts and Records

The books, accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained in the physical possession of:

With respect to the Registrant:

(1) Legg Mason Global Asset Management Trust

100 International Drive

Baltimore, MD 21202

With respect to the Registrant’s Investment Managers:

(2) Legg Mason Partners Fund Advisor, LLC

620 Eighth Avenue

New York, NY 10018

(3) QS Investors, LLC

880 Third Avenue

New York, NY 10022

(4) Brandywine Global Investment Management, LLC

2929 Arch Street

Philadelphia, PA 19104

(5) ClearBridge Investments, LLC

620 Eight Avenue

New York, NY 10018

(6) ClearBridge, LLC

100 International Drive

Baltimore, MD 21202

(7) Western Asset Management Company

620 Eight Avenue

New York, NY 10018

(8) Western Asset Management Company Limited

620 Eight Avenue

New York, NY 10018

(9) Western Asset Management Company Ltd

620 Eight Avenue

New York, NY 10018

(10) Martin Currie Inc.

1350 Avenue of the Americas

New York, NY 10019

(11) RARE Infrastructure (North America) PTY Limited

Level 13, 35 Clarence Street

Sydney, NSW 2000

With respect to the Registrant’s Custodian:

(12) State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(13) Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

With respect to the Registrant’s Distributor:

(14) Legg Mason Investor Services, LLC

100 International Drive

Baltimore, MD 21202

Item 34.	Management Services

Not Applicable

Item 35.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant LEGG MASON GLOBAL ASSET MANAGEMENT TRUST, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 27th day of December, 2017.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

By:	/s/ Jane Trust
Jane Trust
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 27, 2017.

Signature	Title

/s/ Arnold L. Lehman* Arnold L. Lehman	Chair and Trustee

/s/ Ruby P. Hearn* Ruby P. Hearn	Trustee

/s/ Robin J.W. Masters* Robin J.W. Masters	Trustee

/s/ Jill E. McGovern* Jill E. McGovern	Trustee

/s/ Arthur S. Mehlman* Arthur S. Mehlman	Trustee

/s/ G. Peter O’Brien* G. Peter O’Brien	Trustee

/s/ S. Ford Rowan* S. Ford Rowan	Trustee

/s/ Robert M. Tarola* Robert M. Tarola	Trustee

/s/ Jane Trust Jane Trust	President (Principal Executive Officer), Chief Executive Officer and Trustee

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial and Accounting Officer

* By:	/s/ Richard F. Sennett
Richard F. Sennett

* Attorney in Fact, pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

Each person whose signature appears below hereby constitutes and appoints Jane E. Trust, Richard F. Sennett, Robert I. Frenkel, Thomas C. Mandia, Rosemary Emmens, Barbara Allen, Susan Lively, Robert M. Nelson and Angela Velez and each of them, his or her true and lawful attorneys-in-fact and agents, with full power and authority of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys-in-fact and agents, or any of them, may deem necessary or advisable or which may be required to enable Legg Mason Global Asset Management Trust (the “Trust”) to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the “Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Trust’s Registration Statement (Securities Act File No. 333-162441), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of the Trust, any and all such amendments and registration statements filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys-in-fact and agents, or any of them, shall do or cause to be done by virtue hereof.

All past acts of such attorneys-in-fact and agents in furtherance of the foregoing are hereby ratified and confirmed.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

As to each of the undersigned, this Power of Attorney shall be valid from the date first mentioned above until revoked by such individual.

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.

/s/ Jane E. Trust Jane E. Trust	Trustee	February 3, 2017

/s/ Ruby P. Hearn Ruby P. Hearn	Trustee	February 3, 2017

/s/ Arnold L. Lehman Arnold L. Lehman	Trustee	February 3, 2017

/s/ Robin J.W. Masters Robin J.W. Masters	Trustee	February 3, 2017

/s/ Jill E. McGovern Jill E. McGovern	Trustee	February 3, 2017

/s/ Arthur S. Mehlman Arthur S. Mehlman	Trustee	February 3, 2017

/s/ G. Peter O’Brien G. Peter O’Brien	Trustee	February 3, 2017

/s/ S. Ford Rowan S. Ford Rowan	Trustee	February 3, 2017

/s/ Robert M. Tarola Robert M. Tarola	Trustee	February 3, 2017